The Hartford Emerging Markets Local Debt

Summary Prospectus

The Hartford Mutual Funds

May 31, 2011

Class	Ticker
A	HLDAX
C	HLDCX
I	HLDIX
R3	HLDRX
R4	HLDSX
R5	HLDTX
Y	HLDYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund online at www.hartfordmutualfunds.com/prospectuses.  You can also get this information at no cost by calling 1-888-843-7824 or by sending an e-mail request to orders@mysummaryprospectus.com. The Fund’s prospectus dated May 31, 2011 and statement of additional information dated May 31, 2011 are incorporated into this summary prospectus by reference.  The Fund’s statement of additional information may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks capital appreciation and income.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 29 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 151 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	—	0.50%	0.25%	—	—
Other expenses(2)	0.25%	0.25%	0.25%	0.30%	0.25%	0.20%	0.10%
Total annual fund operating expenses	1.50%	2.25%	1.25%	1.80%	1.50%	1.20%	1.10%
Less: Contractual expense reimbursement(3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.20%
Net operating expenses(3)	1.25%	2.00%	1.00%	1.55%	1.25%	0.95%	0.90%

(1)   For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)   Fees and expenses are estimated for the current fiscal year.

(3)   Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to waive 0.10% of its management fee and to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  These contractual arrangements will remain in effect until February 28, 2014.  In addition, Hartford Administration Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year of all classes.  This arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•      Your investment has a 5% return each year

•      The Fund’s operating expenses remain the same

•      You reinvest all dividends and distributions

•      You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3
A	$572	$829
C	$303	$627
I	$102	$318
R3	$158	$490
R4	$127	$397
R5	$97	$303
Y	$92	$287

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3
A	$572	$829
C	$203	$627
I	$102	$318
R3	$158	$490
R4	$127	$397
R5	$97	$303
Y	$92	$287

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  Because the Fund has been in operation for less than one full calendar year, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

PRINCIPAL INVESTMENT STRATEGY. The Fund will normally invest at least 80% of its net assets in local currency-denominated emerging markets debt securities, as well as forwards and other derivative instruments that provide market exposure to such securities.  Local currencies are the currencies of the markets where the Fund’s investments are located.  The Fund will invest primarily in these non-U.S. dollar currencies.  The Fund will invest in both investment grade and non-investment grade debt securities (also referred to as “junk bonds”) from emerging markets.  The Fund may invest in debt issued by sovereign, quasi-sovereign agency, supranational, and sub-national government issuers; mortgage- and asset-backed securities; corporate debt securities and loan participation securities; credit- and index-linked derivatives; as well as other debt securities, both fixed- and floating-rate.  The Fund may buy and sell exchange-traded and over-the-counter derivative instruments, including bond futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; and other derivative instruments to enhance portfolio management efficiency, and may hold outright short positions in these instruments for hedging purposes and otherwise in pursuit of the Fund’s investment goal.  The Fund may trade securities actively and may invest in debt securities of any maturity.  The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income.  These risks are greater during periods of rising inflation.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Sovereign Debt Risk — Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.  This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Forward Currency Contracts Risk - The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of its investment strategy.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates.  Forward currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation.  The Fund will record a realized gain or loss when the forward currency contract is closed.

Swap Agreements Risk - A swap agreement is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Non-Diversification Risk - The Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” Fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Volatility Risk - Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Active Trading Risk - Active trading could increase the Fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described in the Fund’s prospectus.

PAST PERFORMANCE.  Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since

Ricardo Adrogué, PhD	Vice President and Fixed Income Portfolio Manager	2011

James W. Valone, CFA	Senior Vice President, Fixed Income Portfolio Manager, and Co-Director of Fixed Income	2011

Tieu-Bich Nguyen, CFA	Senior Vice President and Fixed Income Credit Analyst	2011

PURCHASE AND SALE OF FUND SHARES. Certain share classes are not available for all investors. Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment

Class A Class C Class I	$5,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50

Class R3 Class R4 Class R5	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None

Class Y	$1 million Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordmutualfunds.com, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Administrative Services Company, P.O. Box 64387, St. Paul, MN 55164-9795 to request to sell your shares.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-EMLD11
May 31, 2011